UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06671

DWS Global High Income Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Global High Income Fund, Inc.

		Principal Amount ($) (a)	Value ($)

Bonds 94.4%
Argentina 2.3%
Republic of Argentina:
GDP Linked Note, 12/15/2035		1,890,000	48,170
3.0% *, 4/30/2013		243,750	136,567
Series X, 7.0%, 4/17/2017		3,460,000	1,262,131
8.28%, 12/31/2033		185,646	63,584

(Cost $3,715,568)			1,510,452
Brazil 21.4%
Banco Bradesco SA, REG S, 14.8%, 1/4/2010	BRL	7,100,000	3,090,948
Banco Nacional de Desenvolvimento Economico e Social, REG S, 6.369%, 6/16/2018		2,910,000	2,646,645

DASA Finance Corp., REG S, 8.75%, 5/29/2018		570,000	441,722
Federative Republic of Brazil:
7.125%, 1/20/2037		1,600,000	1,644,000
11.0%, 1/11/2012		1,330,000	1,582,700
11.0%, 8/17/2040		2,460,000	3,070,080
Independencia International Ltd.:
REG S, 9.875%, 5/15/2015		570,000	359,100
REG S, 9.875%, 1/31/2017		460,000	289,800
ISA Capital do Brasil SA, REG S, 7.875%, 1/30/2012		1,000,000	980,000

(Cost $14,685,553)			14,104,995
Colombia 6.6%
EEB International Ltd., REG S, 8.75%, 10/31/2014		300,000	288,000
Republic of Colombia:
7.375%, 1/27/2017		1,400,000	1,414,000
7.375%, 9/18/2037		2,000,000	1,825,000
11.75%, 3/1/2010	COP	1,900,000,000	804,458

(Cost $4,951,761)			4,331,458
Dominican Republic 3.9%
Cerveceria Nacional Dominicana, REG S, 16.0%, 3/27/2012		1,000,000	582,100
Dominican Republic:
REG S, 8.625%, 4/20/2027		1,400,000	896,000
REG S, 9.04%, 1/23/2018 (PIK)		1,475,519	1,106,639

(Cost $4,112,823)			2,584,739
Egypt 5.0%
Republic of Egypt:
8.6%, 2/28/2011	EGP	10,000,000	1,811,551
9.1%, 9/20/2012	EGP	2,600,000	460,961
Series 364, Treasury Bill, 11.27% **, 5/5/2009	EGP	6,000,000	1,047,481

(Cost $3,396,807)			3,319,993
El Salvador 3.7%
Republic of El Salvador:
REG S, 7.65%, 6/15/2035		2,570,000	1,953,200
REG S, 8.25%, 4/10/2032		650,000	510,250

(Cost $3,308,968)			2,463,450
Georgia 1.8%
Republic of Georgia, 7.5%, 4/15/2013 (Cost $1,955,460)		1,940,000	1,209,590
Ghana 1.1%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $1,138,996)		1,120,000	688,266
Guatemala 2.2%
Republic of Guatemala:
REG S, 9.25%, 8/1/2013		900,000	922,500
10.25%, 11/8/2011		500,000	520,000

(Cost $1,507,415)			1,442,500
Indonesia 9.9%
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		1,000,000	629,100
Republic of Indonesia:
REG S, 6.625%, 2/17/2037		3,400,000	2,278,000
REG S, 6.875%, 3/9/2017		190,000	143,215
REG S, 6.875%, 1/17/2018		300,000	226,966
REG S, 8.5%, 10/12/2035		410,000	303,104
Series FR-49, 9.0%, 9/15/2013	IDR	7,000,000,000	566,884

Series FR-23, 11.0%, 12/15/2012	IDR	19,160,000,000	1,679,389
Series FR-18, 13.175%, 7/15/2012	IDR	3,200,000,000	298,769
Series FR-16, 13.45%, 8/15/2011	IDR	4,400,000,000	409,433

(Cost $8,926,745)			6,534,860
Luxembourg 0.7%
TNK-BP Finance SA, Series 2, REG S, 7.5%, 7/18/2016 (Cost $320,259)		700,000	441,000
Mexico 1.5%
Desarrolladora Homex SAB de CV, 7.5%, 9/28/2015		260,000	181,350
United Mexican States, 8.3%, 8/15/2031		730,000	795,700

(Cost $1,156,206)			977,050
Netherlands 2.3%
GTB Finance BV, 8.5%, 1/29/2012		1,600,000	960,000
KazMunaiGaz Finance Sub BV, Series 1, REG S, 8.375%, 7/2/2013		680,000	544,000

(Cost $2,193,339)			1,504,000
Panama 1.8%
Republic of Panama:
6.7%, 1/26/2036		300,000	271,500
7.125%, 1/29/2026		120,000	116,100
8.875%, 9/30/2027		700,000	763,000

(Cost $1,282,543)			1,150,600
Peru 3.9%
Republic of Peru:
6.55%, 3/14/2037		600,000	534,000
7.35%, 7/21/2025		2,000,000	2,010,000

(Cost $2,603,422)			2,544,000
Philippines 7.8%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		2,800,000	2,548,000
Republic of Philippines:
8.25%, 1/15/2014		1,020,000	1,076,100
8.375%, 2/15/2011		1,000,000	1,057,500
9.5%, 2/2/2030		400,000	449,000

(Cost $5,645,623)			5,130,600
Russia 0.5%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012 (Cost $976,048)	RUB	26,009,855	341,978
Serbia 0.7%
Republic of Serbia, REG S, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024 (Cost $667,819)		700,000	490,000
Singapore 0.5%
Empire Capital Resources PTE Ltd., REG S, 9.375%, 12/15/2011 (Cost $493,036)		470,000	320,250
Turkey 6.1%
Republic of Turkey:
6.875%, 3/17/2036		3,110,000	2,456,900
Series CPI, 10.0%, 2/15/2012	TRY	2,588,390	1,443,639
16.0%, 3/7/2012	TRY	200,000	121,771

(Cost $5,127,038)			4,022,310
Ukraine 1.3%
Government of Ukraine, REG S, 7.65%, 6/11/2013 (Cost $1,796,303)		1,750,000	875,000

Uruguay 5.1%
Republic of Uruguay:
5.0%, 9/14/2018	UYU	16,200,000	610,148
7.875%, 1/15/2033 (PIK)		1,400,000	1,162,000
8.0%, 11/18/2022		1,700,000	1,551,250

(Cost $4,124,511)			3,323,398
Venezuela 4.3%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		2,600,000	1,001,000
Republic of Venezuela:
7.65%, 4/21/2025		100,000	41,000
10.75%, 9/19/2013		2,649,000	1,788,075

(Cost $4,962,978)			2,830,075

Total Bonds (Cost $79,049,221)			62,140,564
Loan Participations and Assignments 2.6%
Sovereign Loans
Russia
RSHB Capital SA (Russian Agricultural Bank), REG S, 7.75%, 5/29/2018		2,370,000	1,537,158
Russian Standard Finance SA, Series 2, REG S, 7.5%, 10/7/2010		430,000	202,100

Total Loan Participations and Assignments (Cost $2,479,233)			1,739,258

		Shares	Value ($)

Cash Equivalents 0.7%
Cash Management QP Trust, 1.12% (b) (Cost $430,129)		430,129	430,129

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $81,958,583) †		97.7	64,309,951
Other Assets and Liabilities, Net		2.3	1,497,708

Net Assets		100.0	65,807,659

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

**		Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $83,342,393. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $19,032,442. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $592,199 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,624,641.

(a)		Principal amount stated in US dollars unless otherwise noted.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
GDP: Gross Domestic Product
PIK: Denotes that all or a portion of the income is paid in kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

As of January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)

RUB	12,500,000	USD	407,902	3/18/2009	74,582
COP	1,705,270,000	USD	725,360	3/18/2009	31,427
RUB	12,500,000	USD	407,503	3/18/2009	74,183
Total unrealized appreciation					180,192

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)

BRL	3,880,000	USD	1,510,727	3/18/2009	(136,468)
IDR	28,500,000,000	USD	2,405,063	3/18/2009	(69,024)
TRY	2,900,000	USD	1,680,380	5/15/2009	(28,712)
Total unrealized depreciation					(234,204)

Currency Abbreviations
BRL	Brazilian Real	RUB	Russian Ruble
COP	Colombian Peso	TRY	Turkish Lira
EGP	Egyptian Pound	USD	United States Dollar
IDR	Indonesian Rupiah	UYU	Uruguayan Peso

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	50,580,882	(54,012)
Level 3	13,729,069	-
Total	$ 64,309,951	$ (54,012)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 13,215,874
Total realized gain (loss)	(722,733)
Change in unrealized appreciation (depreciation)	2,490,793
Amortization Premium/Discount	16,855
Net purchases (sales)	(1,271,720)
Net transfers in (out) of Level 3	-
Balance as of January 31, 2009	$ 13,729,069

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009